                            [PERFORMANCE FUNDS LOGO]

                      PERFORMANCE ADVISOR LIFESTYLE SERIES
                      Series of the Performance Funds Trust
                            a Family of Mutual Funds

                    THE PERFORMANCE ADVISOR GROWTH PORTFOLIO

                   THE PERFORMANCE ADVISOR MODERATE PORTFOLIO

                 THE PERFORMANCE ADVISOR CONSERVATIVE PORTFOLIO

                                     CLASS C

                                   PROSPECTUS
                                OCTOBER 1, 2004

                         SUPPLEMENTED OCTOBER 12, 2004


                                   QUESTIONS?
                               Call 1-800-PERFORM
                       or Your Investment Representative.

                               MUTUAL FUNDS ARE:

---------------------------------------------------
                 NOT FDIC INSURED
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     MAY LOSE VALUE           NO BANK GUARANTEE
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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE NOTICE OF PRIVACY POLICY AND PRACTICES OF PERFORMANCE FUNDS TRUST IS INCLUDED WITH THIS PROSPECTUS BUT IS NOT CONSIDERED TO BE PART OF THE PROSPECTUS.

                                                               TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                                      [ICON]

Carefully review this                             3  Overview
important section, for each                       4  The Performance Advisor Growth Portfolio ("Growth
Portfolio's investment                               Portfolio") -- Investment Objectives, Principal Investment
strategies, risks, past                              Strategies, Principal Investment Risks and Performance
performance, and fees.                            6  Information
                                                     The Performance Advisor Moderate Portfolio ("Moderate
                                                     Portfolio") -- Investment Objectives, Principal Investment
                                                  8  Strategies, Principal Investment Risks and Performance
                                                     Information
                                                     The Performance Advisor Conservative Portfolio
                                                 10  ("Conservative Portfolio") -- Investment Objective,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                     Fees and Expenses


                                                INVESTMENT OBJECTIVES AND STRATEGIES

                                      [ICON]

                                                 11  Investment Objectives
                                                 11  Principal Investment Strategies and Risks

                                                FUND MANAGEMENT

                                      [ICON]

Review this section for                          12  Investment Advisor
Portfolio Management details                     12  Distributor and Administrator
on the people and
organizations who oversee
the Funds.

                                                SHAREHOLDER INFORMATION

                                      [ICON]

Review this section for                          13  Pricing of Portfolio Shares
shareholder information                          13  Purchasing and Adding to Your Shares
details on how shares are                        15  Selling Your Shares
valued, how to purchase,                         17  General Policies on Selling Shares
sell and exchange shares,                        19  Distribution Arrangements/Sales Charges
related fees and payments of                     19  Distribution and Services (12b-1) Fees
dividends and distributions.                     20  Exchanging Your Shares
                                                 21  Service Organizations
                                                 22  Dividends, Distributions and Taxes


                                                FINANCIAL HIGHLIGHTS

                                      [ICON]

                                                 23


                                                BACK COVER

                                      [ICON]

                                                     Where To Learn More About The Portfolios

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 RISK/RETURN SUMMARY

   OVERVIEW

   This prospectus describes the following Performance Advisor LifeStyle Series offered by Performance Funds Trust (each a "Portfolio" and collectively, the "Portfolios" or "Advisor LifeStyle Series"):

   The Growth Portfolio

   The Moderate Portfolio

   The Conservative Portfolio


   Each Portfolio is designed to provide an asset allocation option corresponding to different investment objectives, investor time horizon and risk tolerance. Each Portfolio is a "fund of funds" and invests in a diversified group of other mutual funds in the Performance Funds Trust ("Performance Funds" or "underlying Performance Funds") which represent certain asset classes in its target allocation (e.g. "Performance Equity Funds," "Performance Bond Funds" or the "Performance Money Market Fund").


   On the following pages, you will find important information about each Portfolio, including:

   - the investment objective

   - principal investment strategy

   - principal risks

   - performance information and

   - fees and expense associated with each Portfolio

   The Funds are managed by Trustmark Investment Advisors, Inc. ("Trustmark" or the "Advisor").

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE GROWTH PORTFOLIO IF YOU ARE:

        - seeking a long-term goal such as retirement

        - looking to add a growth component to your portfolio

        - willing to accept the risks of investing in the stock markets

   CONSIDER INVESTING IN THE MODERATE PORTFOLIO IF YOU ARE:

        - seeking both growth and income

        - willing to accept the risks of moderate price and dividend fluctuations

   CONSIDER INVESTING IN THE CONSERVATIVE PORTFOLIO IF YOU:

        - have a low risk tolerance

        - are seeking primarily income but also a small amount of growth

        - have a short investment horizon

        - are willing to accept lower potential returns

 [ICON]
RISK/RETURN SUMMARY                                      GROWTH PORTFOLIO


   THE GROWTH PORTFOLIO

   INVESTMENT OBJECTIVES. Long-term growth of capital. This objective is non-fundamental and may be changed by the Trustees of the Portfolio without shareholder approval.


   PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's allocation focuses on stocks represented by Performance Equity Funds, although a portion of the Portfolio's assets will be invested in Performance Bond Funds and the Money Market Fund. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.



               UNDERLYING PERFORMANCE FUND                 TARGET ALLOCATION
               ---------------------------                 -----------------
Equity Funds                                                     50-80%
  Strategic Dividend Fund                           0-80%
  Large Cap Equity Fund                             0-80%
  Mid Cap Equity Fund                               0-80%
  Leaders Equity Fund                               0-80%
Bond Funds                                                       20-40%
  Short-Term Government Income Fund                 0-40%
  Intermediate Term Income Fund                     0-40%
Money Market Fund                                                 0-10%


   The Portfolio may invest temporarily for defensive purposes up to 100% of its total assets in money market instruments. The Portfolio may not achieve its investment objective when it invests for defensive purposes.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Portfolio does not constitute a complete investment program.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

   The principal risks of investing in the Portfolio are presented below. Because the Portfolio invests to a greater degree in stocks than bonds, the Portfolio is subject to stock investment risk more than bond investment risk.

   INVESTMENT COMPANIES. By investing in shares of the underlying Performance Funds, the Portfolio indirectly pays a portion of the operating, management and other expenses of each Performance Fund. Therefore, you may indirectly pay higher total operating expenses and other costs than you might pay by owning the underlying Performance Funds. Because the Portfolio may invest in open-end funds, you may receive more taxable capital gains distribution than would be the case if you invested directly in the underlying mutual fund. In addition, because the Portfolio may invest up to 100% of its assets in investment companies (i.e. mutual funds), the category of which is considered under the Standard Industry Code to be an "industry", the Portfolio "concentrates" (that is, it invests more than 25% of) its investments in a single industry.

   STOCK INVESTMENT RISK. Because the Portfolio is invested significantly in stock funds, it is subject to the risks of stock investing. These include both short-term and prolonged price declines in the markets. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent the underlying Performance Equity Funds invest significantly in growth stocks or value stocks, it will be subject to certain risks inherent in such investment styles. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

 [ICON]

 RISK/RETURN SUMMARY                            GROWTH PORTFOLIO

   PRINCIPAL INVESTMENT RISKS -- CONTINUED

   FOREIGN INVESTMENT RISK. To the extent underlying Performance Fund invests in foreign securities, including emerging market investments, the Portfolio is subject to additional risks. Foreign securities often trade on markets that have less reliable information available and lower transaction volumes than markets in the United States. Consequently, stock and bond prices can be more volatile and more difficult to value. Investing in foreign markets is generally more expensive, due to currency exchange costs, higher commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in those currencies.

   BOND INVESTMENT RISK. To the extent the Portfolio invests in bond funds, it is subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines.

   CREDIT RISK. Bonds also face credit risk. Credit risk is the risk that the borrowers that issued a bond may not repay principal or interest when due. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. government bonds.

   INTEREST RATE RISK. Interest rate risk is the chance that bond prices will decline over short or even long periods due to rising interest rates. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates are going up, bond prices tend to fall. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. An underlying mutual fund may also invest in mortgage-backed securities which are also subject to prepayment and extension risk. When interest rates decline, such mortgage-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, the underlying mutual fund is exposed to lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result the value of such securities may decline.

   MANAGER RISK. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the underlying Performance Funds and the ability of an underlying Performance Fund to meet its own objective. It is possible that the particular securities that are selected for the underlying Performance Fund may underperform the market or other mutual funds with similar objectives.

   PERFORMANCE INFORMATION

   Performance information is not available as the Portfolio had not completed a full calendar year of operations.

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 RISK/RETURN SUMMARY                          MODERATE PORTFOLIO

   THE MODERATE PORTFOLIO

   INVESTMENT OBJECTIVE. Total return with a balanced emphasis on growth and income over the long term. This objective is non-fundamental and may be changed by the Trustees of the Portfolio without shareholder approval.


   PRINCIPAL INVESTMENT STRATEGIES. Allocation is normally divided with approximately half (between 40% and 60%) of the Portfolio's assets invested in Performance Equity Funds in pursuit of the growth component and the other portion invested in Performance Bond Funds in pursuit of the income component. However a portion of the Portfolio's assets will be invested in the Performance Money Market Fund to reduce volatility. Shorter term allocation may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.



               UNDERLYING PERFORMANCE FUND                 TARGET ALLOCATION
               ---------------------------                 -----------------
Equity Funds                                                     35-65%
  Strategic Dividend Fund                           0-65%
  Large Cap Equity Fund                             0-65%
  Mid Cap Equity Fund                               0-65%
  Leaders Equity Fund                               0-65%
Bond Funds                                                       25-65%
  Short Term Government Income Fund                 0-65%
  Intermediate Term Income Fund                     0-65%
Money Market Fund                                                 0-10%


   The Fund may invest temporarily for defensive purposes up to 100% of its total assets in money market instruments. The Fund may not achieve its investment objective when it invests for defensive purposes.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Portfolio involves risks common to any investment in securities. By itself, the Portfolio does not constitute a complete investment program.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The principal risks of investing in the Portfolio are presented below. There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

   INVESTMENT COMPANIES. By investing in shares of the underlying Performance Funds, the Portfolio indirectly pays a portion of the operating, management and other expenses of each Performance Fund. Therefore, you may indirectly pay higher total operating expenses and other costs than you might pay by owning the underlying mutual funds. Because the Portfolio may invest in open-end funds, you may receive more taxable capital gains distribution than would be the case if you invested directly in the underlying mutual fund. In addition, because the Portfolio may invest up to 100% of its assets in investment companies (i.e. mutual funds), the category of which is considered under the Standard Industry Code to be an "industry", the Fund "concentrates" (that is, it invests more than 25% of) its investments in a single industry.

   STOCK INVESTMENT RISK. Because the Portfolio is invested in stock funds, it is subject to the risks of stock investing. These include both short-term and prolonged price declines in the markets. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent the underlying Performance Equity Funds invest significantly in growth stocks or value stocks, it will be subject to certain risks inherent in such investment styles. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

 [ICON]

 RISK/RETURN SUMMARY                          MODERATE PORTFOLIO

   PRINCIPAL INVESTMENT RISKS -- CONTINUED

   FOREIGN INVESTMENT RISK. To the extent the underlying Performance Fund invests in foreign securities, including emerging market investments, the Portfolio is subject to additional risks. Foreign securities often trade on markets that have less reliable information available and lower transaction volumes than markets in the United States. Consequently, stock and bond prices can be more volatile and more difficult to value. Investing in foreign markets is generally more expensive, due to currency exchange costs, higher commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in those currencies.

   BOND INVESTMENT RISK. Because the Portfolio invests in bond funds, it is subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines.

   CREDIT RISK. Bonds also face credit risk. Credit risk is the risk that the borrowers that issued a bond may not repay principal or interest when due. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. government bonds.

   INTEREST RATE RISK. Interest rate risk is the chance that bond prices will decline over short or even long periods due to rising interest rates. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates are going up, bond prices tend to fall. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. An underlying mutual fund may also invest in mortgage-backed securities which are also subject to prepayment and extension risk. When interest rates decline, such mortgage-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, the underlying mutual fund is exposed to lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result the value of such securities may decline.

   MANAGER RISK. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the underlying Performance Funds and the ability of an underlying Performance Fund to meet its own objective. It is possible that the particular securities that are selected for the underlying Performance Fund may underperform the market or other mutual funds with similar objectives.

   PERFORMANCE INFORMATION

   Performance information is not available as the Portfolio had not completed a full calendar year of operations.

 [ICON]

 RISK/RETURN SUMMARY                      CONSERVATIVE PORTFOLIO

   THE CONSERVATIVE PORTFOLIO

   INVESTMENT OBJECTIVE: Current income combined with moderate growth of capital. This objective is non-fundamental and may be changed by the Trustees of the Portfolio without shareholder approval.

   PRINCIPAL INVESTMENT STRATEGIES: The Portfolio typically focuses on bonds with less emphasis on short-term investments while including some stock investments. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.


               UNDERLYING PERFORMANCE FUND                 TARGET ALLOCATION
               ---------------------------                 -----------------
Equity Funds                                                     20-40%
  Strategic Dividend Fund                           0-40%
  Large Cap Equity Fund                             0-40%
  Mid Cap Equity Fund                               0-40%
  Leaders Equity Fund                               0-40%
Bond Funds                                                       50-80%
  Short Term Government Income Fund                 0-80%
  Intermediate Term Income Fund                     0-80%
Money Market Fund                                                 0-10%


   For temporary, defensive investments the Portfolio may invest up to 100% of its assets in money market investments. The Fund may not achieve its investment objective when it invests for defensive purposes.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Portfolio involves risks common to any investment in securities. By itself, the Portfolio does not constitute a complete investment program.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The principal risks of investing in the Portfolios are presented below. Because the Portfolio invests to a greater degree in bonds than stocks, the Portfolio is subject to bond investment risk more than stock investment risk. There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

   INVESTMENT COMPANIES. By investing in shares of the underlying Performance Funds, the Portfolio indirectly pays a portion of the operating, management and other expenses of each Performance Fund. Therefore, you may indirectly pay higher total operating expenses and other costs than you might pay by owning the underlying mutual funds. Because the Portfolio may invest in open-end funds, you may receive more taxable capital gains distribution than would be the case if you invested directly in the underlying mutual fund. In addition, because the Fund may invest up to 100% of its assets in investment companies, the category of which is considered under the Standard Industry Code to be an "industry", the Portfolio "concentrates" (that is, it invests more than 25% of) its investments in a single industry.

   BOND INVESTMENT RISK. Because the Portfolio invests significantly in bond funds, it is subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines.

   CREDIT RISK. Bonds also face credit risk. Credit risk is the risk that the borrowers that issued a bond may not repay principal or interest when due. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. government bonds.

 [ICON]

 RISK/RETURN SUMMARY                      CONSERVATIVE PORTFOLIO

   PRINCIPAL INVESTMENT RISKS -- CONTINUED

   INTEREST RATE RISK. Interest rate risk is the chance that bond prices will decline over short or even long periods due to rising interest rates. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates are going up, bond prices tend to fall. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. An underlying mutual fund may also invest in mortgage-backed securities which are also subject to prepayment and extension risk. When interest rates decline, such mortgage-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, the underlying mutual fund is exposed to lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result the value of such securities may decline.

   STOCK INVESTMENT RISK. To the extent the Portfolio is invested in stock funds, it is subject to the risks of stock investing. These include both short-term and prolonged price declines in the markets. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent the underlying Performance Equity Fund invests significantly in a growth stocks or value stocks, it will be subject to certain risks inherent in such investment styles. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

   FOREIGN INVESTMENT RISK. To the extent the underlying Performance Fund invests in foreign securities, including emerging market investments, the Portfolio is subject to additional risks. Foreign securities often trade on markets that have less reliable information available and lower transaction volumes than markets in the United States. Consequently, stock and bond prices can be more volatile and more difficult to value. Investing in foreign markets is generally more expensive, due to currency exchange costs, higher commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in those currencies.

   MANAGER RISK. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the underlying Performance Funds and the ability of an underlying Performance Fund to meet its own objective. It is possible that the particular securities that are selected for the underlying Performance Fund may underperform the market or other mutual funds with similar objectives.

   PERFORMANCE INFORMATION

   Performance information is not available as the Portfolio had not completed a full calendar year of operations.

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 PORTFOLIO EXPENSES

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the LifeStyle Series.

                                     FEE TABLE

                                                                THE GROWTH        THE MODERATE        THE CONSERVATIVE
                                                                PORTFOLIO          PORTFOLIO             PORTFOLIO
                                                              CLASS C SHARES     CLASS C SHARES        CLASS C SHARES
    --------------------------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases               0.00%              0.00%                 0.00%
    Maximum Deferred Sales Charge (Load)(1)                        1.00%              1.00%                 1.00%



    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from fund assets)
    Management Fees                                                0.25%              0.25%                 0.25%
    Distribution and Service (12b-1) Fees                          1.00%              1.00%                 1.00%
    Other Expenses(2)                                              1.11%              1.08%                 1.15%
                                                                   ----               ----                  ----
    TOTAL ANNUAL FUND OPERATING EXPENSES(2)(3)                     2.36%              2.33%                 2.40%
                                                                   ====               ====                  ====
    FEE WAIVER(3)                                                  0.37%              0.36%                 0.36%
                                                                   ----               ----                  ----
    NET ANNUAL FUND OPERATING EXPENSES(2)(3)                       1.99%              1.97%                 2.04%
                                                                   ====               ====                  ====

   (1) A contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Distribution Arrangements."

   (2) Each Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total estimated annual fund operating expenses of each Portfolio with annual operating expenses of the underlying funds, the estimated average weighted expense ratio of each Portfolio would be higher.

   (3) The Advisor, the Administrator and the Custodian are contractually limiting fees and expenses at least until September 30, 2005.

   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUND'S OPERATING EXPENSES

     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                              THE GROWTH PORTFOLIO         THE MODERATE PORTFOLIO       THE CONSERVATIVE PORTFOLIO
                                           CLASS C                       CLASS C                         CLASS C
                                            SHARES                        SHARES                         SHARES
                            CLASS C        WITHOUT        CLASS C        WITHOUT         CLASS C         WITHOUT
                             SHARES       REDEMPTION       SHARES       REDEMPTION       SHARES        REDEMPTION
    -------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE  $  302         $  202         $  300         $  200         $  307          $  207
    THREE YEARS AFTER
      PURCHASE               $  701         $  701         $  693         $  693         $  714          $  714
    FIVE YEARS AFTER
      PURCHASE               $1,227         $1,227         $1,213         $1,213         $1,248          $1,248
    TEN YEARS AFTER
      PURCHASE               $2,668         $2,668         $2,638         $2,638         $2,709          $2,709

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 INVESTMENT OBJECTIVES AND STRATEGIES

   INVESTMENT OBJECTIVES

   The Growth Portfolio seeks to provide growth of capital.

   The Moderate Portfolio seeks to provide total return with a balanced emphasis on growth and income over the long term.

   The Conservative Portfolio seeks to provide current income combined with moderate growth of capital.

   PRINCIPAL INVESTMENT STRATEGIES AND RISKS

   The Advisor LifeStyle Series invest in the Performance Funds representing different combinations of equity securities, fixed income securities and money market securities. These asset classes present varying degrees of potential investment risk and reward. Each Portfolio will be impacted by these risks depending on the extent to which it invests in an asset class represented by the underlying Performance Fund. Please refer to the "Principal Risks" in each Portfolio's "Risk/ Return" section for a description of these risks. The Advisor allocates each Portfolio's investments in particular mutual funds based on the investment objective of each Portfolio. The Advisor continuously monitors the allocation of the Portfolios and rebalances or reallocates its investments across the underlying Performance Funds depending upon market conditions. In the table below is the target allocation range for asset classes represented by the underlying Performance Funds.

                                                                           ADVISOR LIFESTYLE SERIES
    TARGET ALLOCATION OF ASSET CLASS REPRESENTED BY -----------------------------------------------------------------------
             UNDERLYING PERFORMANCE FUNDS              GROWTH PORTFOLIO      MODERATE PORTFOLIO     CONSERVATIVE PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------------
    % OF ASSETS UNDERLYING EQUITY FUNDS                    50%-80%                 35%-65%                 20%-40%
    % OF ASSETS UNDERLYING BOND FUNDS                      20%-40%                 25%-65%                 50%-80%
    % OF ASSETS UNDERLYING MONEY MARKET FUNDS               0%-10%                  0%-10%                  0%-10%


   EQUITY FUNDS: The Strategic Dividend Fund pursues its objective of high level of current income and long-term growth of income consistent with preservation of capital, by investing at least 65% of its total assets in income-producing equity securities and investment grade quality debt securities in the 10 economic sectors of the S&P 500 Index.


   The Large Cap Equity Fund pursues its objective of long-term capital appreciation by investing at least 80% of its assets in common stocks of U.S. companies having assets of $3 billion or more.

   The Mid Cap Equity Fund pursues its objective of growth of capital by investing 80% of its assets in common stocks. Under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies with market capitalizations that fall within the range of companies in the S&P Mid Cap Index at the time of investment.

   The Leaders Equity Fund pursues its objective of long-term capital appreciation by investing under normal circumstances, at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by the Adviser to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services.

   BOND FUNDS: The Intermediate Term Income Fund pursues its objective of high level of current income by investing under normal circumstances at least 65% of its assets in securities issued by the U.S. Government, its agencies and instrumentalities ("US Government Securities") and having a dollar weighted average portfolio maturity of 3 to 10 years.

   The Short Term Government Income Fund pursues its objective of high level of current income as is consistent with limiting the risk of potential loss by investing under normal circumstances at least 80% of its assets in US Government Securities and having a dollar weighted average portfolio maturity of less than 3 years.


   MONEY MARKET FUND: The Money Market Fund pursues its objective to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity by investing in high quality, short-term, money market instruments that have remaining maturities not exceeding 397 days.


   A full discussion of all permissible investments can be found in the SAI.

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 FUND MANAGEMENT

   INVESTMENT ADVISOR

   Trustmark Investment Advisors, Inc. ("Trustmark" or "Advisor"), 248 East Capitol Street, Jackson, Mississippi 39201, serves as investment adviser to the Funds. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark is responsible for the asset allocation strategy of each Fund and also manages the investment and reinvestment of the assets of each underlying Performance Fund.

   As of April 30, 2004 Trustmark had assets under management of approximately $2 billion in the Performance Funds. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of April 30, 2004, Trustmark National Bank has approximately $7 billion in assets under management. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC.

   For these advisory services, the Portfolios pay contractual fees as follows:

                                                                  AS A PERCENTAGE OF
                                                                  AVERAGE NET ASSETS
                                                                   AS OF 5/31/2004
   The Growth Portfolio                                                  0.00%*
   The Moderate Portfolio                                                0.00%*
   The Conservative Portfolio                                            0.00%*

    * Trustmark waived all of its contractual fees for these Portfolios for the most recent fiscal year. Contractual fees payable to the Adviser (without waivers) are 0.25% for each Portfolio. The Board of Trustees of the Portfolios has determined that the advisory fees that the Advisor LifeStyle Series pay to the Advisor are for services that add to, rather than duplicate, services provided to the underlying Performance Funds by their service providers.

   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. ("BISYS" or "Administrator") provides management and administrative services to the Portfolios, including providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Portfolios. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor or its affiliates may make marketing assistance payments from its own resources in connection with the Portfolios' distribution activities and operations.

   Performance Funds Distributor, Inc., (the "Distributor"), 3435 Stelzer Road, Columbus, OH 43219, acts as the Portfolios' distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Portfolios.

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 SHAREHOLDER INFORMATION

   PRICING OF PORTFOLIO SHARES

   HOW NAV IS CALCULATED

   Each Portfolio's net asset value, or NAV, is calculated by adding the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:
                 NAV =
       Total Assets - Liabilities
   -----------------------------------
      Number of Shares Outstanding
   --------------------------------

   The per share NAV for each Portfolio is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m., Eastern time, on days the NYSE and the Federal Reserve Bank of New Orleans are open.

   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Portfolio on any day that both the NYSE and Federal Reserve Bank of New Orleans are open for business. For example: If you properly place a purchase order to buy shares of a Portfolio, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time.

   PURCHASING AND ADDING TO YOUR SHARES

   You may purchase shares of the Portfolios through the Performance Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. See "Transactions Through Intermediaries" under "General Policies on Selling Shares" in the section "Selling Your Shares". Consult your investment representative or institution for specific information.

                                     MINIMUM INITIAL      MINIMUM SUBSEQUENT
ACCOUNT TYPE                            INVESTMENT            INVESTMENT
CLASS C
Regular (non-retirement)                  $1,000                 $100
Retirement (IRA)                          $  250                 $ 50
Automatic Investment Plan                 $   25                 $ 25

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks nor credit card convenience checks are accepted.

   A Portfolio may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Portfolio and its shareholders. See "Anti-Money Laundering Program" at the end of this section.

     AVOID BACKUP TAX WITHHOLDING
     Each Portfolio is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolio with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

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 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Portfolios and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   You can add to your account by using the convenient options described below. Each Portfolio reserves the right to change or eliminate these privileges at any time with 60 days notice.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:


     BY MAIL                  BY REGULAR MAIL                                        BY EXPRESS MAIL
                              Performance Funds Trust                                Performance Funds Trust
                              P.O. Box 182484                                        3435 Stelzer Road
                              Columbus, OH 43218-2484                                Columbus, OH 43219



                              For Initial Investment:
                              1.   Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                              2.   Make check, bank draft or money order payable to "Performance Funds Trust" and include the name of the appropriate Portfolio(s) on the check.
                              3.   Mail or deliver application and payment to address above.

                              For Subsequent Investment:
                              1.   Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                                   - Portfolio name
                                   - Share class
                                   - Amount invested
                                   - Account name and account number
                              2.   Make check, bank draft or money order payable to "Performance Funds Trust" and include your account number on the check.
                              3.   Mail or deliver investment slip and payment to the address above.

     ELECTRONIC PURCHASES     Your bank must participate in the Automated Clearing
                              House (ACH) and must be a U. S. Bank. Your bank or
                              broker may charge for this service.



                              Establish the electronic purchase option on your account application or call 1-800-737-3676. Your account can generally be set up for electronic purchases within 15 days.



                              Call 1-800-737-3676 to arrange a transfer from your bank account.

     BY WIRE TRANSFER         Call 1-800-737-3676 to obtain a new account number
                              and instructions for sending your application, and
                              for instructing your bank to wire transfer your
                              investment.
                              NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

                          ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to ten days to clear. There is generally no fee for ACH transactions.

                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

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 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   You can add to your account by using the convenient options described below. The Portfolio reserves the right to change or eliminate these privileges at any time with 60 days' notice.

   AUTOMATIC INVESTMENT PROGRAM

   You can make automatic investments in the Portfolios from your bank account. Automatic investment minimum is $25; no investment is required to establish an automatic investment account.

   To invest regularly from your bank account:

        - Complete the Automatic Investment Plan portion on your Account Application.

   Make sure you note:

        - Your bank name, address and account number

        - The amount you wish to invest automatically (minimum $25)

        - How often you want to invest (every month or 4 times a year)

        - Attach a voided personal check.

   PAYROLL DIRECT DEPOSIT

   You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Portfolio/per pay period.

   For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

   ANTI-MONEY LAUNDERING PROGRAM

   Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Portfolios' Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account; full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such action as we deem reasonable as permitted by law. Please review your account application for additional information.

   SELLING YOUR SHARES

   You may sell your shares at any
   time. Your sales price will be
   the next NAV after your sell
   order is received in good order
   by the Portfolio, its transfer
   agent, or your investment
   representative. Normally you will
   receive your proceeds within a
   week after your request is
   received. See section on "General
   Policies on Selling Shares"
   below.
                                      WITHDRAWING MONEY FROM YOUR FUND
                                      INVESTMENT

                                      As a mutual fund shareholder, you are
                                      technically selling shares when you
                                      request a withdrawal in cash. This is
                                      also known as redeeming shares or a
                                      redemption of shares.

   CONTINGENT DEFERRED SALES CHARGE

   If you sell your Class C shares within 12 months of purchase, you will be charged a 1% fee. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

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 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


     BY TELEPHONE                            1. Call 1-800-737-3676 with instructions as to how you wish
     (unless you have declined telephone     to receive your funds (mail, wire, electronic transfer).
     sales privileges on your account           (See "General Policies on Selling Shares -- Verifying
     application)                               Telephone Redemptions" below)

     BY MAIL                                 1. Call 1-800-737-3676 to request redemption forms or write
     (See "General Policies on Selling       a letter of instruction indicating:
     Shares -- Redemptions in Writing         - your Fund and account number
     Required" below)                         - amount you wish to redeem
                                              - address where your check should be sent
                                              - account owner signature

                                             2. Mail to: Performance Funds Trust
                                                      P.O. Box 182484
                                                      Columbus, OH 43218-2484

     BY OVERNIGHT SERVICE                    See "By mail" instruction 1 above.
     (See "General Policies on Selling       2. Send to Performance Funds Trust
     Shares -- Redemptions in Writing                 c/o BISYS Fund Services
     Required" below)                                 Attn: T.A. Operations
                                                      3435 Stelzer Road
                                                      Columbus, OH 43219

     WIRE TRANSFER                           Call 1-800-737-3676 to request a wire transfer.
     You must indicate this option on        If you call by 4 p.m. Eastern time, your payment will
     your account application                normally be wired to your bank on the next business day.
     Note: Your financial institution may
     also charge a separate fee

     ELECTRONIC REDEMPTIONS                  Call 1-800-737-3676 to request an electronic redemption.
     Your bank must participate in the       If you call by 4 p.m. Eastern time, the NAV of your shares
     Automated Clearing House (ACH) and      will normally be determined on the same day and the proceeds
     must be a U.S. bank                     credited within 8 days.
     Your bank may charge for this
     service

                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

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 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:

     - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-737-3676.

     - Include a voided personal check.

     - Your account must have a value of $25,000 or more to start withdrawals.

   GENERAL POLICIES ON SELLING SHARES

   TRANSACTIONS THROUGH INTERMEDIARIES

   Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of the Portfolio at the Portfolio's net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may charge you transaction fees on purchases of Portfolio shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Portfolios or the Distributor. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. Neither the Portfolios nor the Distributor is responsible for ensuring that the organizations carry out their obligations to their customers.

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee, which include each of the following.

     - Your account address has changed within the last 10 business days

     - The check is not being mailed to the address on your account

     - The check is not being made payable to the owner(s) of the account

     - The redemption proceeds are being transferred to another Fund account with a different registration.

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

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 SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES -- CONTINUED

   REDEMPTIONS WITHIN 10 BUSINESS DAYS OF INVESTMENT

   When you have made your investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal funds wire.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail.

   REDEMPTION IN KIND

   Each Portfolio reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Portfolio net assets, whichever is less. If the Portfolio deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls (not as a result of market action) below $500, ($250 for IRAs) the Portfolio may ask you to increase your balance. If it is still below $500 ($250 for IRAs) after 30 days, the Portfolio may close your account and send you the proceeds at the current NAV. No CDSC will be imposed on shares redeemed as a result of involuntary account closing.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Portfolio.

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 SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in Class C Shares offered by the Portfolios.

                                                        CLASS C

     Sales Charge (Load)      No front-end sales charge. A contingent deferred sales
                              charge (CDSC) of 1% may be imposed on shares redeemed within one year after purchase.

     Distribution and         Subject to annual distribution and shareholder servicing
     Service (12b-1) Fee      fees of up to 1.00% of the Portfolio's average daily net
                              assets.

   There is no CDSC on reinvested dividends or distributions. If you sell some but not all of your Class C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

   CLASS C SHARES -- CDSC WAIVERS

   The CDSC will be waived under certain circumstances, including the following:

     - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

     - Returns of excess contributions to retirement plans.

     - Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.



   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. 12b-1 fees are paid from Portfolio assets on an ongoing basis, and will increase the cost of your investment. Class C shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Portfolio. Only 0.75% of the 12b-1 fee constitutes the distribution fee, with the remainder being used for shareholder servicing fees.

   The 12b-1 fee on Class C shares, together with the CDSC, help the Distributor sell Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

   Over time, shareholders will pay more than other types of sales charge because 12b-1 distribution fees are paid out of the Portfolio's net assets on an on-going basis.

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 SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES

   You can exchange your shares in one Portfolio for shares of the same class of another Advisor LifeStyle Series, and for Institutional Class Shares of the Money Market Funds (see "Notes on exchanges" below). No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Portfolio and/or Money Market Fund into which you are exchanging. Exchanges from one Portfolio and/or Money Market Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484, Columbus OH 43218-2484, or by calling 1-800-737-3676.
   Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Portfolio and/or Money Market Fund from which the exchange is to be made

     - The name of the Portfolio Fund into which the exchange is being made.

   See "Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

   If you exchange your Advisor LifeStyle Series' Class C Shares for Institutional Class Shares of a Performance Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposing of calculating the CDSC. As a result if you sell your Institutional Class Shares, you will pay the 1% CDSC that would have been charged if the Class C Shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Institutional Class Shares back into the Class C Shares, the time you hold Class C Shares prior to the exchange into the Money Market Fund will be counted for purposes of calculating the CDSC.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   MARKET TIMING POLICIES

   The Portfolios are not designed for market timing strategies. IF YOU INTEND TO ENGAGE IN MARKET TIMING, DO NOT INVEST IN SHARES OF THE PORTFOLIO. To minimize harm to the Portfolios and their shareholders, we reserve the right to temporarily or permanently refuse exchange requests, if, in the Adviser's discretion, a shareholder (including all accounts under common ownership) engages in an abusive trading practice which causes a Portfolio to be unable to invest effectively in accordance with its objectives and policies. Each Portfolio further reserves the right to restrict or refuse an exchange request if that Portfolio has received or anticipates simultaneous orders affecting significant portions of the Portfolio's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. There can be no assurance that the Portfolios will be able to detect or anticipate any such orders, exchanges or requests. In the case of a temporary refusal, a shareholder's exchange activity will be limited to five exchanges within a one year period with no more than three exchanges in a calendar quarter.

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 SHAREHOLDER INFORMATION

   AUTOMATIC EXCHANGES

   You can use the Portfolios' Automatic Exchange feature to purchase shares of the Portfolios at regular intervals through regular, automatic redemptions from Class C Shares of the Portfolios and Institutional Shares of the Money Market Funds. To participate in the Automatic Exchange:

     - Complete the appropriate section of the Account Application.

     - Shareholders must have a minimum initial purchase of $10,000 in their Money Market Fund accounts.

   To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.
   SERVICE ORGANIZATIONS

   Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Portfolios, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to .35% of the Portfolio's average daily net assets for these services, which include:

     - receiving and processing shareholder orders

     - performing the accounting for customers' sub-accounts

     - maintaining retirement plan accounts

     - answering questions and handling correspondence for customer accounts

     - acting as the sole shareholder of record for customer accounts

     - issuing shareholder reports and transaction confirmations

     - performing daily "sweep" functions

   Investors who purchase, sell or exchange shares of the Portfolios through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Portfolio but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Advisor or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.

                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

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 SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each of the Moderate and Conservative Portfolios are declared and paid monthly. The Growth Portfolio would pay at least annually income dividends, if any. Capital gains for all Portfolios are distributed at least annually.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Taxes on capital gains distributions paid by the Portfolios will vary with the length of time the Fund has held the security -- not how long you have invested in the Portfolio.

   Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Portfolio. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements.

   There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.
   HOUSEHOLDING

   In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio's prospectus and each annual and semi-annual report to those addresses shred by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-737-3637, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.
   FINANCIAL HIGHLIGHTS

   The Financial Highlights table on the following page is intended to help you understand the Portfolios' financial performance for the period since the Portfolios' commencement of operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distribution). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the annual report, which is available upon request.

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 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

                                                                     INVESTMENT ACTIVITIES                    DIVIDENDS
                                                         ---------------------------------------------      -------------
                                                                              NET
                                                                           REALIZED
                                                                              AND
                                          NET ASSET         NET           UNREALIZED          TOTAL
                                           VALUE,        INVESTMENT        LOSSES ON           FROM            NET
                                          BEGINNING       LOSS IN         INVESTMENTS       INVESTMENT      INVESTMENT
                                          OF PERIOD      AFFILIATES      IN AFFILIATES      ACTIVITIES        INCOME
                                          ---------      ----------      -------------      ----------      ----------
THE ADVISOR GROWTH FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............   $10.00          $(0.06)           $1.17            $1.11           $   --
THE ADVISOR MODERATE FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............   $10.00          $(0.02)           $0.92            $0.90           $   --
THE ADVISOR CONSERVATIVE FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............   $10.00          $ 0.03            $0.40            $0.43           $(0.03)

                                           DIVIDENDS
                                           ---------

                                                                        TOTAL
                                                          NET ASSET     RETURN
                                                           VALUE,     (EXCLUDES
                                             TOTAL         END OF     REDEMPTION
                                           DIVIDENDS       PERIOD      CHARGE)
                                           ---------      ---------   ----------
THE ADVISOR GROWTH FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............    $   --         $11.11        11.10%(c)
THE ADVISOR MODERATE FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............    $   --         $10.90         9.00%(c)
THE ADVISOR CONSERVATIVE FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............    $(0.03)        $10.40         4.27%(c)

                                                              RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------------------------------------------
                                                                       RATIO
                                                                       OF NET
                                          NET ASSETS                 INVESTMENT
                                              AT        RATIO OF       INCOME        RATIO OF
                                            END OF      EXPENSES         TO          EXPENSES
                                            PERIOD     TO AVERAGE     AVERAGE       TO AVERAGE     PORTFOLIO
                                            (000)      NET ASSETS    NET ASSETS    NET ASSETS(A)   TURNOVER
                                          ----------   ----------   ------------   -------------   ---------
THE ADVISOR GROWTH FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............    $6,680        1.99%(d)      (.78)%(d)      2.36%(d)      13.98%(c)
THE ADVISOR MODERATE FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............    $7,530        1.97%(d)     (0.26)%(d)      2.33%(d)      10.07%(c)
THE ADVISOR CONSERVATIVE FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............    $5,698        2.04%(d)       .36%(d)       2.40%(d)      12.32%(c)

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Fund commenced operations on August 5, 2003.

(c) Not annualized.

(d)  Annualized.

                     (This Page Intentionally Left Blank.)

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of Reports, the SAI, prospectuses of other members of the Performance Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                               Performance Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-PERFORM

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INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

Investment Company Act file no. 811-6603.
PRLSPRO 6032 10/04